UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC. - Dreyfus Worldwide Growth Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
January 31, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--12.6%
Christian Dior	230,000	31,600,674
LVMH Moet Hennessy Louis Vuitton	15,775	2,463,291
McDonald's	207,800	15,308,626
News, Cl. A	426,400	6,404,528
		55,777,119
Consumer Staples--40.7%
Altria Group	437,500	10,285,625
Coca-Cola	403,100	25,334,835
Danone, ADR	702,000	8,438,040
Diageo, ADR	165,000	12,672,000
L'Oreal, ADR	935,000	21,710,700
Nestle, ADR	460,000	24,941,200
PepsiCo	156,175	10,043,614
Philip Morris International	552,500	31,625,100
Procter & Gamble	298,000	18,812,740
Walgreen	395,000	15,973,800
		179,837,654
Energy--22.8%
Chevron	263,800	25,042,534
ConocoPhillips	15,000	1,071,900
Exxon Mobil	411,008	33,160,125
Royal Dutch Shell, Cl. A, ADR	147,000	10,435,530
Statoil, ADR	394,068	9,623,141
Total, ADR	359,016	21,099,370
		100,432,600
Financial--2.5%
Eurazeo	73,152	5,391,435
JPMorgan Chase & Co.	65,100	2,925,594
Zurich Financial Services	10,100	2,759,312
		11,076,341

Health Care--12.1%
Abbott Laboratories	200,300	9,045,548
Becton Dickinson & Co.	15,000	1,244,250
Johnson & Johnson	221,525	13,240,549
Novartis, ADR	7,000	391,020
Novo Nordisk, ADR	50,000	5,656,500
Roche Holding, ADR	626,000	23,957,020
		53,534,887
Information Technology--3.8%
Apple	16,000a	5,429,120
Intel	450,941	9,677,194
International Business Machines	11,000	1,782,000
		16,888,314
Materials--5.0%
Air Liquide, ADR	708,300	17,721,666
Freeport-McMoRan Copper & Gold	20,000	2,175,000
Rio Tinto, ADR	30,000	2,084,400
		21,981,066
Total Common Stocks
(cost $204,616,056)		439,527,981

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,343,000)	1,343,000[b]	1,343,000

Total Investments (cost $205,959,056)	99.8%	440,870,981
Cash and Receivables (Net)	.2%	657,238
Net Assets	100.0%	441,528,219

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $205,959,056.

Net unrealized appreciation on investments was $234,911,925 of which $234,911,925 related to appreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	40.7
Energy	22.8
Consumer Discretionary	12.6
Health Care	12.1
Materials	5.0
Information Technology	3.8
Financial	2.5
Money Market Investment	.3
99.8

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	238,582,682	-	-	238,582,682
Equity Securities - Foreign+	200,945,299	-	-	200,945,299
Mutual Funds	1,343,000	-	-	1,343,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)